Leases - Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Leases for Current Period (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Leases
Minimum lease payments, Total	¥ 171,746
Minimum lease payments, Less than 1 year	20,410
Minimum lease payments, 1 to 2 years	17,925
Minimum lease payments, 2 to 3 years	16,797
Minimum lease payments, 3 to 4 years	15,454
Minimum lease payments, 4 to 5 years	12,860
Minimum lease payments, More than 5 years	¥ 88,300